Risks Arising from Financial Instruments - Summary of Nominal Contractual Maturities of Non-Derivative Financial Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Non-derivative financial liabilities
Bank overdraft	$ (105)	$ (114)
Net carrying amount [member]
Non-derivative financial liabilities
Secured bank loans	(681)	(479)
Commercial papers	(3,122)	(1,142)
Unsecured bank loans	(749)	(108)
Unsecured bond issues	(105,927)	(107,796)
Unsecured other loans	(74)	(71)
Lease liabilities	(2,083)	(1,985)
Bank overdraft	(105)	(114)
Trade and other payables	(23,797)	(24,345)
Non-derivative financial liabilities	(136,538)	(136,040)
Derivative financial liabilities
Interest rate derivatives	(45)	(84)
Foreign exchange derivatives	(58)	(391)
Cross currency interest rate swaps	(189)	(456)
Commodity derivatives	(150)	(225)
Equity derivatives	(2,657)	(4,877)
Derivative financial liabilities	(3,099)	(6,033)
Of which: related to cash flow hedges	(318)	(293)
Contractual cash flows [member]
Non-derivative financial liabilities
Secured bank loans	(687)	(496)
Commercial papers	(3,122)	(1,142)
Unsecured bank loans	(779)	(135)
Unsecured bond issues	(168,260)	(165,979)
Unsecured other loans	(108)	(110)
Lease liabilities	(2,627)	(2,591)
Bank overdraft	(105)	(114)
Trade and other payables	(24,152)	(24,722)
Non-derivative financial liabilities	(199,840)	(195,289)
Derivative financial liabilities
Interest rate derivatives	(46)	(86)
Foreign exchange derivatives	(61)	(401)
Cross currency interest rate swaps	(212)	(457)
Commodity derivatives	(149)	(225)
Equity derivatives	(2,657)	(4,877)
Derivative financial liabilities	(3,125)	(6,046)
Of which: related to cash flow hedges	(335)	(303)
Contractual cash flows [member] | Less than 1 year [member]
Non-derivative financial liabilities
Secured bank loans	(580)	(383)
Commercial papers	(3,122)	(1,142)
Unsecured bank loans	(676)	(33)
Unsecured bond issues	(10,373)	(6,410)
Unsecured other loans	(17)	(19)
Lease liabilities	(462)	(508)
Bank overdraft	(105)	(114)
Trade and other payables	(21,783)	(22,557)
Non-derivative financial liabilities	(37,118)	(31,166)
Derivative financial liabilities
Interest rate derivatives	(71)	(39)
Foreign exchange derivatives	(61)	(419)
Cross currency interest rate swaps	121	(13)
Commodity derivatives	(150)	(222)
Equity derivatives	(2,657)	(4,877)
Derivative financial liabilities	(2,818)	(5,570)
Of which: related to cash flow hedges	(235)	(233)
Contractual cash flows [member] | 1-2 years [member]
Non-derivative financial liabilities
Secured bank loans	(41)	(39)
Unsecured bank loans	(59)	(6)
Unsecured bond issues	(7,667)	(9,146)
Unsecured other loans	(19)	(22)
Lease liabilities	(478)	(391)
Trade and other payables	(462)	(260)
Non-derivative financial liabilities	(8,726)	(9,864)
Derivative financial liabilities
Interest rate derivatives	4	(19)
Foreign exchange derivatives		18
Cross currency interest rate swaps	120	113
Commodity derivatives	1	(3)
Derivative financial liabilities	125	109
Of which: related to cash flow hedges	3	17
Contractual cash flows [member] | 2-3 years [member]
Non-derivative financial liabilities
Secured bank loans	(15)	(15)
Unsecured bank loans	(44)	(96)
Unsecured bond issues	(6,436)	(11,636)
Unsecured other loans	(11)	(12)
Lease liabilities	(370)	(325)
Trade and other payables	(1,158)	(1,060)
Non-derivative financial liabilities	(8,034)	(13,144)
Derivative financial liabilities
Interest rate derivatives	21	(8)
Cross currency interest rate swaps	(273)	129
Derivative financial liabilities	(252)	121
Of which: related to cash flow hedges	2	2
Contractual cash flows [member] | 3-5 years [member]
Non-derivative financial liabilities
Secured bank loans	(22)	(27)
Unsecured bond issues	(18,058)	(23,672)
Unsecured other loans	(6)	(12)
Lease liabilities	(508)	(467)
Trade and other payables	(334)	(333)
Non-derivative financial liabilities	(18,928)	(24,511)
Derivative financial liabilities
Interest rate derivatives		11
Cross currency interest rate swaps	(74)	(595)
Derivative financial liabilities	(74)	(584)
Of which: related to cash flow hedges	2	2
Contractual cash flows [member] | Greater than 5 years [member]
Non-derivative financial liabilities
Secured bank loans	(29)	(32)
Unsecured bond issues	(125,726)	(115,115)
Unsecured other loans	(55)	(45)
Lease liabilities	(809)	(900)
Trade and other payables	(415)	(512)
Non-derivative financial liabilities	(127,034)	(116,604)
Derivative financial liabilities
Interest rate derivatives		(31)
Cross currency interest rate swaps	(106)	(90)
Derivative financial liabilities	(106)	(121)
Of which: related to cash flow hedges	$ (106)	$ (90)